Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events
Distribution
On April 26, 2013, we announced a distribution of $0.4325 per unit payable on May 15, 2013 to unitholders of record on May 7, 2013 amounting to $3.7 million.
ArcLight Transactions
Purchase Agreement
On April 15, 2013, AIM Midstream Holdings and High Point entered into a Purchase Agreement, pursuant to which High Point purchased from AIM Midstream Holdings all of the Partnership's 4,526,066 subordinated units and 90% of the limited liability company interests in our general partner. The transactions contemplated by the Purchase Agreement were consummated on April 15, 2013. Of the cash consideration paid to AIM Midstream Holdings, $12.5 million is being held in escrow until its release upon satisfaction of certain conditions.
Contribution Agreement
On April 15, 2013, the Partnership and High Point entered into a Contribution Agreement, pursuant to which High Point contributed to us 100% of the limited liability company interests in certain of its subsidiaries that own midstream assets located in southern and offshore Louisiana (the “High Point Assets”) and $15 million in cash in exchange for 5,142,857 newly issued Series A Preferred Units. Of the $15.0 million cash consideration paid by High Point, approximately $2.5 million was used to pay certain transaction expenses of High Point, and the remaining approximately $12.5 million was used to repay borrowings outstanding under the Partnership's credit facility in connection with the Fourth Amendment. The transactions contemplated by the Contribution Agreement were consummated on April 15, 2013.
Third Amended & Restated Agreement of Limited Partnership
On April 15, 2013, our general partner entered into the Third Amended & Restated Agreement of Limited Partnership (the “Amended Partnership Agreement”) of the Partnership providing for the creation and designation of the rights, preferences, terms and conditions of the Series A Preferred Units.
Under the terms of the Amended Partnership Agreement, during the period that commences with the quarter that ends on June 30, 2013 and ending with the earlier of the quarter that includes a conversion of the Series A Preferred Units and the quarter beginning October 1, 2014 (the “Coupon Conversion Quarter”), the Series A Preferred Units will each receive quarterly distributions (the “Series A Quarterly Distributions”) in an amount equal to (i) 0.01428571 of additional Series A Preferred Units (subject to customary anti-dilution adjustments) (the "PIK Distribution") and (ii) $0.25 in cash (with the additional Series A Preferred Units and cash portion relating to the quarter ending June 30, 2013 being prorated based on the number of days in such quarter that follow the date on which the Series A Preferred Units were issued). Commencing with the Coupon Conversion Quarter, the Series A Preferred Units will receive the Series A Quarterly Distributions in an amount equal to the greater of (a) the amount of aggregate distributions that would be payable had such Series A Preferred Units converted into Common Units and (b) a fixed rate of 0.023571428 multiplied by the conversion price, which will initially be $17.50 per Series A Preferred Unit (subject to customary anti-dilution adjustments) (the “Conversion Price”), paid in arrears within 45 days after the end of each quarter and prior to distributions with respect to the common units and subordinated units. The record date for the determination of holders entitled to receive Series A Quarterly Distributions will be the same as the record date for determination of common unit holders entitled to receive quarterly distributions.
If we fail to pay in full any Series A Quarterly Distribution, the amount of such unpaid distribution will accrue, accumulate and bear interest at a rate of 6.0% per annum from the first day of the quarter immediately following the quarter for which such distribution is due until paid in full.
The Series A Preferred Units have voting rights that are identical to the voting rights of the common units and will vote with the common units as a single class, with each Series A Preferred Unit entitled to one vote for each common unit into which such Series A Preferred Unit is convertible. The Series A Preferred Units also have separate class voting rights on any matter, including a merger, consolidation or business combination, that adversely affects, amends or modifies any of the rights, preferences, privileges or terms of the Series A Preferred Units. Moreover, the general partner may not take any of the following actions without the prior written consent of High Point or any of its affiliates, as long as High Point or such affiliates together hold at least 50% of the Series A Preferred Units and Subordinated Units held by High Point immediately following the issuance of the Series A Preferred Units on April 15, 2013:

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cause or permit us to invest in, or dispose of, the equity securities or debt securities of any person or otherwise acquire or dispose of any interest in any person, to acquire or dispose of interest in any joint venture or partnership or any similar arrangement with any person, or to acquire or dispose of assets of any person, or to make any capital expenditure (other than maintenance capital expenditures), or to make any loan or advance to any person if the total consideration (including cash, equity issued and debt assumed) paid or payable, or received or receivable, by us exceeds $15,000,000 in any one or series of related transactions or in the aggregate exceeds $50,000,000 in any twelve-month period;

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cause or permit us to (i) incur, create or guarantee any indebtedness that exceeds (x) $75,000,000 in any one or series of related transactions to the extent the proceeds of such financing are used to refinance our existing indebtedness, or (y) $25,000,000 in any twelve-month period to the extent such indebtedness increases our aggregate indebtedness or (ii) incur, create or guarantee any indebtedness with a yield to maturity exceeding ten percent (10)%;

•	authorize or permit the purchase, redemption or other acquisition of Partnership interests (or any options, rights, warrants or appreciation rights relating to the Partnership interests) by us;

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select or dismiss, or enter into any employment agreement or amendment of any employment agreement of, the chief executive officer and the chief financial officer of the Partnership or its subsidiary, American Midstream, LLC;

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enter into any agreement or effect any transaction between us or any of our subsidiaries, on the one hand, and any affiliate of the Partnership or the general partner, on the other hand, other than any transaction in the ordinary course of business and determined by the board of directors of the general partner to be on an arm's length basis; or

•	cause or permit us or any of our subsidiaries to enter into any agreement or make any commitment to do any of the foregoing.
The Series A Preferred Units are convertible in whole or in part into common units at any time after January 1, 2014 or, prior to that date, with the consent of the required lenders under the June 2012 amended credit agreement, at the holder's election. The number of common units into which a Series A Preferred Unit is convertible will be an amount equal to (i) the sum of $17.50 and all accrued and accumulated but unpaid distributions, divided by (ii) the Conversion Price, which will initially be $17.50 per Series A Preferred Unit (subject to customary anti-dilution adjustments) (the “Conversion").
In the event that the Partnership issues, sells or grants any common units or convertible securities at an indicative per Common Unit price that is less than $17.50 (subject to customary anti-dilution adjustments), then the Conversion Rate will be adjusted according to a formula to provide an increase in the number of common units into which Series A Preferred Units are convertible.
Prior to the consummation of any recapitalization, reorganization, consolidation, merger, spin-off or other business combination in which the holders of common units are to receive securities, cash or other assets (a “Partnership Event”), we are obligated to make an irrevocable written offer, subject to consummation of the Partnership Event, to each holder of Series A Preferred Units to redeem all (but not less than all) of such holder's Series A Preferred Units for a price per Series A Preferred Unit payable in cash equal to the greater of:

•	the sum of $17.50 and all accrued and accumulated but unpaid distributions for each Series A Preferred Unit; and

•	an amount equal to the product of:
(i) the number of common units into which each Series A Preferred Unit is convertible; and
(ii) the sum of:
(A) the cash consideration per common unit to be paid to the holders of common units pursuant to the Partnership Event, plus
(B) the fair market value per common unit of the securities or other assets to be distributed to the holders of the common units pursuant to the Partnership Event.
Upon receipt of such a redemption offer from us, each holder of Series A Preferred Units may elect to receive such cash amount or a preferred security issued by the person surviving or resulting from such Partnership Event and containing provisions substantially equivalent to the provisions set forth in the Amended Partnership Agreement with respect to the Series A Preferred Units without material abridgement.
Upon any liquidation and winding up of the Partnership or the sale of substantially all of the assets of the Partnership, the holders of Series A Preferred Units generally will be entitled to receive, in preference to the holders of any of the Partnership's other securities, an amount equal to the sum of the $17.50 multiplied by the number of Series A Preferred Units owned by such holders, plus all accrued but unpaid distributions on such Series A Preferred Units.
Change of Control of the General Partner and the Partnership
Through the acquisition of the 90% interest in our general partner, the acquisition of all of our 4,526,066 subordinated units and the issuance of the 5,142,857 Series A Units, High Point acquired control of our general partner and a majority of our outstanding limited partner interests.